Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Income/(Loss) for the period	$ 23,098	$ (789)
Adjustments for:
Depreciation	2,826	1,492
Depreciation of deferred dry-docking costs	2,053	1,115
Payment of deferred dry-docking costs	(890)	(2,225)
Provision for staff retirement indemnities	(5)	(10)
(Gain)/Loss on derivative financial instruments	(1,270)	65
Interest expense and finance costs	815	2,510
Interest income	(8)	(3)
Foreign exchange gains, net	(54)	(53)
Share based payment	0	20
Trade receivables, net	(1,149)	142
Inventories	(554)	780
Prepayments and other assets	(1,246)	93
Insurance claims	(333)	(336)
Trade accounts payable	1,345	(1,372)
Accrued liabilities and other payables	(295)	227
Deferred revenue	(147)	426
Net cash generated from operating activities	24,186	2,082
Cash flows from investing activities:
Vessel acquisition	0	(27,000)
Advance for vessel acquisition	(21,220)	(1,631)
Improvements	(176)	(83)
Purchases of office furniture and equipment	(7)	(14)
Interest received	8	3
Net cash used in investing activities	(21,395)	(28,725)
Cash flows from financing activities:
Proceeds from loans	0	34,250
Repayment of long-term debt	(2,500)	(1,493)
Prepayment of long-term debt	0	(35,507)
Proceeds from issuance of share capital	0	89,580
Proceeds from exercise of Warrants	0	20
Transaction costs on issue of new common shares	0	(401)
Increase in restricted cash	(1,008)	(1,675)
Repayment of lease liability	(123)	(80)
Payment of financing costs	0	(545)
Interest paid	(735)	(1,773)
Net cash (used in)/generated from financing activities	(4,366)	82,376
Net (decrease)/increase in cash and cash equivalents	(1,575)	55,733
Cash and cash equivalents at the beginning of the period	45,213	19,037
Cash and cash equivalents at the end of the period	$ 43,638	$ 74,770